Pension Plans (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
Pension Plans
Components of net periodic pension cost (benefit)

The components of net periodic pension cost (benefit) are as follows (in thousands):

	Three months ended December 31,
	2012	2011

		(As restated)
Service cost	$140	$127
Interest cost	2,244	2,391
Expected return on plan assets	(2,934)	(2,523)
Amortization of actuarial loss	457	398
Administrative expenses	19	21

Net pension cost (benefit)	$(74)	$414

The components of net periodic pension cost were as follows (in thousands):

	Years ended September 30,
	2012	2011	2010	2009

		(As restated)	(As restated)	(As restated)
Service cost	$508	$550	$4,167	$2,614
Interest cost	9,565	9,387	9,121	9,759
Expected return on plan assets	(10,091)	(9,979)	(9,334)	(9,569)
Amortization of actuarial loss	1,593	985	917	—
Curtailment charge	—	—	693	—
Administrative expenses	82	85	92	100

Net pension cost	$1,657	$1,028	$5,656	$2,904